Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001993463
Registrant Name	YSX Tech Co., Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A